Note 32 - Subsequent Events	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
32	Subsequent events

Acquisition of Saudi Steel Pipe Company

a)	Acquisition

On
January 21, 2019,
Tenaris acquired
47.79%
of the shares of Saudi Steel Pipe Company (“SSP”), a welded steel pipes producer listed on the Saudi stock market, for a total amount of
SAR529.8
million (approximately
$141
million). The amount was paid with Tenaris cash in hand. SSP’s facilities are located in the Eastern Province of the Kingdom of Saudi Arabia and have a manufacturing capacity of
360,000
tons per year. SSP started its operations in
1980
and serves energy industrial and commercial segments, is qualified to supply products with major national oil companies in the region. Upon closing of the acquisition, four
Tenaris’s nominees were appointed as new members of the SSP’s board of directors and a senior executive with Tenaris was appointed as managing director and chief executive officer of SSP.

The Company has begun consolidating SSP’s balances and results of operations as from
January 21, 2019.

b)	Fair value of net assets acquired

The application of the purchase method requires certain estimates and assumptions specially concerning the determination of the fair values of the acquired intangible assets and property, plant and equipment as well as the liabilities assumed at the date of the acquisition. The fair values determined at the acquisition date are based mainly on discounted cash flows and other valuation techniques.

The preliminary allocation of the fair values determined for the assets and liabilities arising from the acquisition is as follows:

Fair value of acquired assets and liabilities:	SAR million	$ million
Property, Plant and Equipment	675	180
Intangible assets	278	74
Investment in associated	77	21
Working capital	168	45
Cash and Cash Equivalents	32	8
Other Receivables	11	3
Borrowings	(304)	(81)
Employees end of service benefits	(59)	(16)
Net assets acquired	878	234

Tenaris acquired
47.79%
of total assets and liabilities shown above, approximately
$112
million.

The preliminary purchase price allocation disclosed above is currently under analysis with the assistance of a third
party expert. Following IFRS
3,
the Company will continue reviewing the allocation and make any necessary adjustments (mainly over Property, Plant and Equipment, Intangible Assets and Provisions) during the twelve
months following the acquisition date.

32	Subsequent events (Cont.)

Agreement to build welded pipe plant in West Siberia

On
February 5, 2019
Tenaris entered into an agreement with PAO Severstal to build a welded pipe plant to produce OCTG products in the Surgut area, West Siberia, Russian Federation. Tenaris will hold a
49%
interest in the company, while PAO Severstal will own the remaining
51%.
The commencement of the project is subject to regulatory approvals and other customary conditions. The plant, which is estimated to require an investment of
$240
million and a
two
-year construction period, is planned to have an annual production capacity of
300,000
tons.

Techgen refinancing

On
February 13, 2019,
Techgen entered into a
$640
million loan agreement with several banks to refinance its obligations under the existing syndicated loan. Techgen’s obligations under the new facility, which is “non-recourse” on the sponsors, will be guaranteed by a Mexican security trust covering Techgen’ shares, assets and accounts as well as Techgen’s affiliates rights under certain contracts. In addition, Techgen’s collection and payment accounts not
subject to the trust have been pledged in favor of the lenders under the new loan agreement, and certain direct agreements –customary for these type of transactions– have been entered into with third
parties and affiliates, including in connection with the agreements for the sale of energy produced by the project and the agreements for the provision of gas and long-term maintenance services to Techgen. The commercial terms and conditions governing the purchase, by the Company’s Mexican subsidiary Tamsa, of
22%
of the energy generated by the project remain unchanged.

Under the loan agreement, Techgen is committed to maintain a debt service reserve account covering debt service becoming due during two
consecutive quarters; such account is funded by stand-by letters of credit issued for the account of Techgen’s sponsors in proportion to their respective participations in Techgen. Accordingly, the Company and its Swiss subsidiary Tenaris Investments Switzerland AG applied for stand-by letters of credit covering
22%
of the debt service coverage ratio, which as of the date hereof amounts to
$9.8
million.

The proceeds of the new loan, which is expected to be drawn on or about
February 26, 2019,
will be used to repay all loans outstanding under the existing facility. Upon repayment of such loans, Tenaris’s corporate guarantee thereunder will be automatically released.

Annual Dividend Proposal

On
February 20, 2019
the Company’s Board of Directors proposed, for the approval of the Annual General Shareholders' meeting to be held on
May 6, 2019,
the payment of an annual dividend of
$0.41
per share (
$0.82
per ADS), or approximately
$484
million, which includes the interim dividend of
$0.13
per share (
$0.26
per ADS) or approximately
$153
million, paid on
November 21, 2018.
If the annual dividend is approved by the shareholders, a dividend of
$0.28
per share (
$0.56
per ADS), or approximately
$331
million will be paid on
May 22, 2019,
with an ex-dividend date of
May 20, 2019.
These Consolidated Financial Statements do
not
reflect this dividend payable.